Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 31, 2023	$ 185		$ (2,097,374)	$ (2,097,189)
Balance (in Shares) at Mar. 31, 2023	1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(4,039,650)	(4,039,650)
Excise tax payable attributable to redemption of common stock			(81,578)	(81,578)
Net income			1,596,567	1,596,567
Balance at Mar. 31, 2024	$ 185		(4,622,035)	$ (4,621,850)
Balance (in Shares) at Mar. 31, 2024	1,846,250			1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(1,625,328)	$ (1,625,328)
Excise tax payable attributable to redemption of common stock			(380,443)	(380,443)
Net income			109,366	109,366
Balance at Mar. 31, 2025	$ 185		$ (6,518,440)	$ (6,518,255)
Balance (in Shares) at Mar. 31, 2025	1,846,250			1,846,250